1701 Market Street	Morgan, Lewis
Philadelphia, PA 19103-2921	& Bockius LLP
Tel: 215.963.5000	Counselors at Law
Fax: 215.963.5001

October 19, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	SEI Institutional International Trust (File Nos. 033-22821 and 811-05601)

Ladies and Gentlemen:

On behalf of our client, SEI Institutional International Trust (the “Trust”), we are filing, pursuant to the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, a notice of special meeting of shareholders, a preliminary proxy statement on Schedule 14A, and a form of proxy card (collectively, the “Preliminary Proxy Materials”) for a Special Meeting of Shareholders (the “Meeting”) of the International Fixed Income Fund (the “Fund”), a series of the Trust.

The Meeting is being called for the purpose of (i) approving an amendment to the investment advisory agreement between SEI Investments Management Corporation, the Fund’s investment adviser, and the Trust, on behalf of the Fund; and (ii) transacting such other business as may properly come before the Meeting or any adjournments thereof.

Should you have any questions regarding the Preliminary Proxy Materials, please contact me at 215.963.5538.

Very truly yours,

/s/ Sohee Yun
Sohee Yun, Esq.

cc:	Ms. Julie Vossler